SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Income before tax expenses:	$ 569	$ 772	$ 353
Tax at the domestic income tax rate		131	60
Tax effect of expenses that are not deductible in determining taxable profit		43	14
Income Tax Expense	$ 128	$ 174	$ 74